GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 97.6%
Communication Services – 28.1%
13,074 Alphabet, Inc., Class C $ 2,228,986
5,578 CTS Eventim AG & Co. KGaA
(Germany) 492,234
4,818 Electronic Arts, Inc. 788,562
7,325 Live Nation Entertainment, Inc.* 1,012,681
2,750 Meta Platforms, Inc., Class A 1,579,380
15,960 NetEase, Inc. (China) 275,655
1,687 Sea Ltd. ADR (Singapore)* 191,981
2,011 Spotify Technology SA* 959,167
13,679 Tencent Holdings Ltd. (China) 699,635
14,144 Tencent Music Entertainment
Group ADR (China) 161,383
3,578 T-Mobile US, Inc. 883,551
7,056 Walt Disney Co. (The) 828,868
10,102,083
Consumer Discretionary – 21.2%
12,810 Amazon.com, Inc.* 2,663,071
4,452 Basic-Fit NV (Netherlands)*
(a)
99,969
1,153 Cava Group, Inc.* 162,458
13,262 Chipotle Mexican Grill, Inc.* 815,878
7,262 Foot Locker, Inc.* 182,639
1,263 LVMH Moet Hennessy Louis
Vuitton SE (France) 790,384
16,761 Meituan, Class B (China)*
(a)
363,370
176 MercadoLibre, Inc. (Brazil)* 349,390
8,832 Moncler SpA (Italy) 432,369
76,101 Samsonite International SA
(a)
205,373
69,089 Shenzhou International Group
Holdings Ltd. (China) 528,275
8,116 TJX Cos., Inc. (The) 1,020,100
7,613,276
Consumer Staples – 3.7%
157,528 Budweiser Brewing Co. APAC
Ltd. (China)
(a)
149,804
1,673 elf Beauty, Inc.* 216,687
3,214 Kweichow Moutai Co. Ltd.,
Class A (China) 676,320
2,101 Oddity Tech Ltd., Class A
(Israel)* 97,613
16,577 Proya Cosmetics Co. Ltd., Class
A (China) 209,630
1,350,054
Financials – 5.6%
117,104 Jio Financial Services Ltd.
(India)* 455,063
2,879 Mastercard, Inc., Class A 1,534,334
1,989,397
Health Care – 1.9%
3,390 Cooper Cos., Inc. (The)* 354,119
2,347 Illumina, Inc.* 338,320
692,439
Industrials – 2.9%
21,578 Experian PLC 1,028,777
Information Technology – 27.8%
12,640 Apple, Inc. 2,999,851
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
15,129 Infineon Technologies AG
(Germany) $ 492,401
10,412 Marvell Technology, Inc. 965,088
22,054 NVIDIA Corp. 3,048,966
8,864 Samsung Electronics Co. Ltd.
(South Korea) 344,381
5,015 Shopify, Inc., Class A (Canada)* 579,734
51,342 Taiwan Semiconductor
Manufacturing Co. Ltd. (Taiwan) 1,574,258
10,004,679
Materials – 1.8%
5,912 DSM-Firmenich AG
(Switzerland) 649,090
Real Estate – 1.6%
2,846 American Tower Corp. REIT 594,814
Utilities – 3.0%
25,864 EDP Renovaveis SA (Spain) 302,679
9,670 NextEra Energy, Inc. 760,739
1,063,418
TOTAL COMMON STOCKS
(Cost $30,771,464)
35,088,027
Shares Dividend Rate Value
aa
Investment Company – 2.3%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
810,682 4.511% 810,682
(Cost $810,682)
TOTAL INVESTMENTS – 99.9%
(Cost $31,582,146)
$ 35,898,709
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
37,092
NET ASSETS – 100.0%
$ 35,935,801
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.4%
Canada – 0.5%
2,584 Xenon Pharmaceuticals, Inc.
(Health Care)* $ 110,156
Denmark – 4.6%
5,790 Genmab A/S ADR (Health
Care)* 124,485
8,354 Novo Nordisk A/S, Class B
(Health Care) 895,976
1,020,461
France – 0.6%
682 Sartorius Stedim Biotech
(Health Care) 129,911
Japan – 2.9%
3,487 Hoya Corp. (Health Care) 447,179
12,011 Kyowa Kirin Co. Ltd. (Health
Care) 198,817
645,996
Netherlands – 2.2%
774 Argenx SE ADR (Health Care)* 477,210
Switzerland – 2.3%
861 Lonza Group AG (Health Care) 514,450
United Kingdom – 3.2%
5,199 AstraZeneca PLC (Health Care) 701,262
United States – 82.1%
7,517 Abbott Laboratories (Health
Care) 892,794
6,780 AbbVie, Inc. (Health Care) 1,240,265
574 Align Technology, Inc. (Health
Care)* 133,610
1,438 Alnylam Pharmaceuticals, Inc.
(Health Care)* 363,915
3,159 Amgen, Inc. (Health Care) 893,586
2,146 AnaptysBio, Inc. (Health Care)* 53,564
9,238 BioMarin Pharmaceutical, Inc.
(Health Care)* 609,985
1,205 Blueprint Medicines Corp.
(Health Care)* 116,138
18,167 Boston Scientific Corp. (Health
Care)* 1,647,020
4,326 CG oncology, Inc. (Health
Care)* 150,329
8,185 Cooper Cos., Inc. (The) (Health
Care)* 855,005
3,410 CSL Ltd. (Health Care) 626,936
3,262 Danaher Corp. (Health Care) 781,869
3,014 Eli Lilly & Co. (Health Care) 2,397,185
798 IDEXX Laboratories, Inc.
(Health Care)* 336,557
4,049 Insulet Corp. (Health Care)* 1,080,192
2,389 Intuitive Surgical, Inc. (Health
Care)* 1,294,838
1,016 iRhythm Technologies, Inc.
(Health Care)* 88,356
481 Madrigal Pharmaceuticals, Inc.
(Health Care)* 157,859
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
8,978 Merck & Co., Inc. (Health Care) $ 912,524
231 Mettler-Toledo International,
Inc. (Health Care)* 289,027
2,384 MoonLake Immunotherapeutics
(Health Care)* 129,761
1,215 Natera, Inc. (Health Care)* 203,853
3,202 Neurocrine Biosciences, Inc.
(Health Care)* 405,854
11,350 Roivant Sciences Ltd. (Health
Care)* 144,259
1,181 TransMedics Group, Inc.
(Health Care)* 102,405
3,043 Ultragenyx Pharmaceutical, Inc.
(Health Care)* 144,938
2,009 UnitedHealth Group, Inc.
(Health Care) 1,225,892
1,489 Vaxcyte, Inc. (Health Care)* 140,472
2,132 Veeva Systems, Inc., Class A
(Health Care)* 485,776
906 West Pharmaceutical Services,
Inc. (Health Care) 295,066
18,199,830
TOTAL COMMON STOCKS
(Cost $19,641,823)
21,799,276
Shares Dividend Rate Value
aa a
Investment Company – 3.8%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
851,468 4.511% 851,468
(Cost $851,468)
TOTAL INVESTMENTS – 102.2%
(Cost $20,493,291)
$ 22,650,744
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.2)%
(498,287)
NET ASSETS – 100.0%
$ 22,152,457
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Sector Name
% of
Market
Value
Health Care 96.2%
Investment Company 3.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.6%
China – 4.3%
15,129 BYD Co. Ltd., Class A
(Consumer Discretionary) $ 573,456
35,384 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 1,274,890
1,848,346
Denmark – 6.3%
27,837 Novonesis (Novozymes) B,
Class B (Materials) 1,630,954
14,711 Orsted AS (Utilities)*
(a)
816,282
15,390 Vestas Wind Systems A/S
(Industrials)* 239,100
2,686,336
France – 3.3%
28,564 Dassault Systemes (Information
Technology) 985,028
13,448 Imerys SA (Materials) 401,967
1,386,995
Germany – 2.7%
35,696 Infineon Technologies AG
(Information Technology) 1,161,791
Ireland – 1.7%
9,851 Kingspan Group PLC
(Industrials) 740,810
Italy – 3.9%
228,885 Enel SpA (Utilities) 1,646,307
Japan – 6.5%
8,941 Horiba Ltd. (Information
Technology) 508,890
2,066 Keyence Corp. (Information
Technology) 890,312
25,421 Kurita Water Industries Ltd.
(Industrials) 964,808
23,279 NIDEC Corp. (Industrials) 427,031
2,791,041
Norway – 0.4%
331,894 Aker Carbon Capture ASA
(Industrials)* 179,236
Spain – 4.6%
137,231 Iberdrola SA (Utilities) 1,955,287
Sweden – –%
18,262 Re:NewCell AB (Materials)*
(b)(c)
—
Switzerland – 8.6%
18,174 ABB Ltd. (Industrials) 1,037,218
16,785 DSM-Firmenich AG (Materials) 1,842,859
20,676 SIG Group AG (Materials)* 408,826
1,521 Sika AG (Materials) 393,803
3,682,706
Shares Description Value
a
Common Stocks – (continued)
Taiwan – 2.3%
81,906 Delta Electronics, Inc.
(Information Technology) $ 960,693
United Kingdom – 3.3%
189,226 DS Smith PLC (Materials) 1,401,005
United States – 50.7%
3,022 Advanced Drainage Systems,
Inc. (Industrials) 408,846
12,279 AECOM (Industrials) 1,436,275
2,984 Albemarle Corp. (Materials) 321,377
7,908 Aptiv PLC (Consumer
Discretionary)* 439,131
14,369 Ball Corp. (Materials) 893,177
38,496 Bloom Energy Corp., Class A
(Industrials)* 1,056,715
19,210 Darling Ingredients, Inc.
(Consumer Staples)* 778,581
19,215 DocuSign, Inc. (Information
Technology)* 1,531,243
2,063 Ecolab, Inc. (Materials) 513,213
23,283 Energy Recovery, Inc.
(Industrials)* 362,284
9,978 Itron, Inc. (Information
Technology)* 1,182,692
28,015 NextEra Energy, Inc. (Utilities) 2,203,940
123,182 Oatly Group AB ADR
(Consumer Staples)*
(b)
86,129
7,449 Schneider Electric SE
(Industrials) 1,915,770
27,240 Smurfit WestRock PLC
(Materials) 1,498,745
2,503 TopBuild Corp. (Consumer
Discretionary)* 977,772
2,984 Trane Technologies PLC
(Industrials) 1,242,000
5,301 Veralto Corp. (Industrials) 573,515
6,179 Waste Connections, Inc.
(Industrials) 1,189,272
9,307 Waste Management, Inc.
(Industrials) 2,124,044
7,291 Xylem, Inc. (Industrials) 924,134
21,658,855
TOTAL COMMON STOCKS
(Cost $48,190,934)
42,099,408
Shares Dividend Rate Value
aa a
Investment Company – 1.2%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
510,129 4.511% 510,129
(Cost $510,129)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $48,701,063)
42,609,537

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
62,160 4.541% $ 62,160
(Cost $62,160)
TOTAL INVESTMENTS – 99.9%
(Cost $48,763,223)
$ 42,671,697
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
59,928
NET ASSETS – 100.0%
$ 42,731,625
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 37.8%
Materials 21.8
Information Technology 16.9
Utilities 15.5
Consumer Discretionary 4.7
Consumer Staples 2.0
Investment Company 1.2
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.9%
Communication Services – 2.0%
9,156 Cellnex Telecom SA (Spain)*
(a)
$ 328,606
Energy – 4.4%
3,201 Cheniere Energy, Inc. 717,056
Health Care – 1.6%
22,134 Chartwell Retirement Residences
(Canada) 255,304
Industrials – 9.5%
63,572 Enav SpA (Italy)
(a)
273,951
6,014 Ferrovial SE 247,855
1,192 Norfolk Southern Corp. 328,813
61,431 Transurban Group (Australia) 512,246
1,942 Vinci SA (France) 204,827
1,567,692
Real Estate – 55.6%
2,584 Alexandria Real Estate Equities,
Inc. REIT 284,834
9,144 American Homes 4 Rent, Class
A REIT 350,124
2,307 American Tower Corp. REIT 482,163
13,960 Americold Realty Trust, Inc.
REIT 333,086
1,892 AvalonBay Communities, Inc.
REIT 445,282
15,755 Big Yellow Group PLC REIT
(United Kingdom) 214,672
15,306 CTP NV (Netherlands)
(a)
245,726
2,683 Digital Realty Trust, Inc. REIT 525,036
813 Equinix, Inc. REIT 797,943
5,451 Equity LifeStyle Properties, Inc.
REIT 388,820
2,701 Extra Space Storage, Inc. REIT 461,763
281 GLP J REIT (Japan) 238,182
14,340 Goodman Group REIT
(Australia) 354,148
8,113 Invitation Homes, Inc. REIT 277,870
6,528 Prologis, Inc. REIT 762,340
6,562 Rexford Industrial Realty, Inc.
REIT 276,129
1,540 SBA Communications Corp.
REIT 348,425
29,211 Segro PLC REIT (United
Kingdom) 289,604
31,802 UNITE Group PLC (The) REIT
(United Kingdom) 356,522
5,900 Ventas, Inc. REIT 378,013
12,399 VICI Properties, Inc. REIT 404,331
10,752 Vonovia SE (Germany) 356,587
4,244 Welltower, Inc. REIT 586,436
9,158,036
Utilities – 25.8%
3,363 Ameren Corp. 317,434
2,202 American Water Works Co., Inc. 301,542
5,526 CMS Energy Corp. 385,217
16,350 Engie SA (France) 260,501
4,192 Eversource Energy 270,342
51,183 National Grid PLC (United
Kingdom) 645,748
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
8,798 NextEra Energy, Inc. $ 692,139
8,448 Severn Trent PLC (United
Kingdom) 289,599
6,326 Veolia Environnement SA
(France) 184,210
4,565 WEC Energy Group, Inc. 461,293
6,101 Xcel Energy, Inc. 442,688
4,250,713
TOTAL COMMON STOCKS
(Cost $16,140,232)
16,277,407
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
155,802 4.511% 155,802
(Cost $155,802)
TOTAL INVESTMENTS – 99.8%
(Cost $16,296,034)
$ 16,433,209
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
36,235
NET ASSETS – 100.0%
$ 16,469,444
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.8%
Communication Services – 8.3%
64,188 Capcom Co. Ltd. (Japan) $ 1,498,439
61,559 Cellnex Telecom SA (Spain)*
(a)
2,209,333
92,986 NetEase, Inc. (China) 1,606,019
162,149 Snap, Inc., Class A* 1,914,980
5,475 Spotify Technology SA* 2,611,356
110,789 Tencent Music Entertainment
Group ADR (China) 1,264,103
25,000 Trade Desk, Inc. (The), Class A* 3,213,750
14,317,980
Consumer Discretionary – 8.4%
73,743 BYD Co. Ltd., Class H (China) 2,403,278
10,490 DoorDash, Inc., Class A* 1,893,235
2,039 MercadoLibre, Inc. (Brazil)* 4,047,762
41,033 Trip.com Group Ltd. (China)* 2,681,378
1,008,837 Zomato Ltd. (India)* 3,340,175
14,365,828
Financials – 3.1%
47,074 Fidelity National Information
Services, Inc. 4,015,412
8,176 Jack Henry & Associates, Inc. 1,440,448
5,455,860
Health Care – 1.1%
14,383 Hoya Corp. (Japan) 1,844,502
Industrials – 1.6%
132,259 Daifuku Co. Ltd. (Japan) 2,744,957
Information Technology – 76.3%
65,540 Advantest Corp. (Japan) 3,595,896
11,817 Analog Devices, Inc. 2,576,697
20,980 AppLovin Corp., Class A* 7,065,015
4,014 Arista Networks, Inc.* 1,628,961
3,564 ASM International NV
(Netherlands) 1,925,062
114,216 ASMPT Ltd. (Hong Kong) 1,133,860
15,921 Atlassian Corp., Class A* 4,196,457
13,368 Cadence Design Systems, Inc.* 4,101,436
8,213 CDW Corp. 1,444,913
197,760 Chroma ATE, Inc. (Taiwan) 2,511,344
23,879 Coforge Ltd. (India) 2,454,658
12,573 Crowdstrike Holdings, Inc.,
Class A* 4,349,881
34,356 Datadog, Inc., Class A* 5,247,879
248,421 Delta Electronics, Inc. (Taiwan) 2,913,783
75,797 Dynatrace, Inc.* 4,259,033
268,567 E Ink Holdings, Inc. (Taiwan) 2,323,287
13,553 Elastic NV* 1,483,511
23,904 Entegris, Inc. 2,524,979
210,402 Hamamatsu Photonics KK
(Japan) 2,490,893
6,778 HubSpot, Inc.* 4,887,277
417,658 JCET Group Co. Ltd., Class A
(China) 2,245,374
70,861 Jentech Precision Industrial Co.
Ltd. (Taiwan) 3,021,349
600,229 King Yuan Electronics Co. Ltd.
(Taiwan) 2,337,499
5,193 KLA Corp. 3,360,027
85,781 Klaviyo, Inc., Class A* 3,185,906
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
77,525 Marvell Technology, Inc. $ 7,185,792
94,748 MediaTek, Inc. (Taiwan) 3,660,645
32,958 Micron Technology, Inc. 3,228,236
17,426 MKS Instruments, Inc. 1,980,291
12,602 Monday.com Ltd.* 3,596,107
8,107 MongoDB, Inc.* 2,614,426
9,542 Motorola Solutions, Inc. 4,768,137
109,765 Murata Manufacturing Co. Ltd.
(Japan) 1,834,472
23,786 Persistent Systems Ltd. (India) 1,662,462
55,008 Samsara, Inc., Class A* 2,942,378
22,437 Shopify, Inc., Class A (Canada)* 2,593,717
145,619 Silergy Corp. (China) 1,889,555
22,666 SK Hynix, Inc. (South Korea) 2,597,967
17,206 Snowflake, Inc., Class A* 3,007,609
31,579 Tokyo Seimitsu Co. Ltd. (Japan) 1,513,294
5,370 Tyler Technologies, Inc.* 3,378,643
479,148 Venustech Group, Inc., Class A
(China) 1,135,322
19,993 Zscaler, Inc.* 4,130,354
130,984,384
TOTAL COMMON STOCKS
(Cost $134,869,470)
169,713,511
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,630,575 4.511% 2,630,575
(Cost $2,630,575)
TOTAL INVESTMENTS – 100.3%
(Cost $137,500,045)
$ 172,344,086
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(569,549)
NET ASSETS – 100.0%
$ 171,774,537
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs
Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market
Funds’ shareholder report.

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2024:
(a)
Future Consumer Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,727,368 $ — $ —
Europe 3,259,126 — —
North America 25,752,143 — —
South America 349,390 — —
Investment Company 810,682 — —
Total
$ 35,898,709 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Health Care Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 645,996 $ — $ —
Europe 2,843,294 — —
North America 18,309,986 — —
Investment Company 851,468 — —
Total
$ 22,650,744 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Planet Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,600,080 $ — $ —
Europe 14,840,473 — —
North America 21,658,855 — —
Investment Company 510,129 — —
Securities Lending Reinvestment Vehicle 62,160 — —
Total
$ 42,671,697 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
Future Real Estate and Infrastructure Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 238,182 $ — $ —
Europe 3,650,553 — —
North America 11,522,278 — —
Oceania 866,394 — —
Investment Company 155,802 — —
Total
$ 16,433,209 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Future Tech Leaders Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 56,704,511 $ — $ —
Europe 4,134,395 — —
North America 104,826,843 — —
South America 4,047,762 — —
Investment Company 2,630,575 — —
Total
$ 172,344,086 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Investments Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the
Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key
Themes or associated with these themes.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)